Loss on sale of assets (Tables)	12 Months Ended
Dec. 31, 2017
Non-current Assets Held For Sale And Discontinued Operations [Abstract]
Disclosure Of Detailed Information On Discontinued Operations

Cash proceeds received in 2016	$3,000
Proceeds receivable (fair value of earn-out payments)	1,838
Total proceeds	4,838
Less: Disposition costs	(88)
Net proceeds	4,750
Less: Net book value of disposed assets	(5,382)
Loss on sale of assets in 2016	$(632)

Cash proceeds received in 2017	$972
Less: Fair value of earn-out payments receivable	(1,838)
Loss on sale of assets in 2017	$(866)

	2017	2016
Loss on sale of assets to Upstart Power	$(508)	$—
Loss on sale of assets to CHEM	(866)	(632)
Gain on miscellaneous disposals	9	9
	$(1,365)	$(623)

	2017	2016
Proceeds received on sale of assets to CHEM	$972	$3,000
Proceeds from miscellaneous disposals	9	9
	$981	$3,009